Certain transactions (Tables)	12 Months Ended
Dec. 31, 2021
Clear Voice, Inc.
Schedule of Fair Value of Acquired Assets and Assumed Liabilities
The following table summarizes the fair value of the consideration transferred to ClearVoice shareholders as of the acquisition date:

Cash paid	$11,786
Fair-value of contingent consideration	4,240
Retention bonus	(1,450)
Total fair value of consideration transferred	$14,576

Schedule of Fair Value of Consideration Transferred
The table below summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$369
Other tangible assets assumed	523
Developed technology	2,600	5 years
Customer relationships	1,600	3 years
Trade name	560	5 years
Goodwill	9,859
Total assets acquired	15,511
Total liabilities assumed	935
Net assets acquired	$14,576

Working Not Working, Inc.
Schedule of Fair Value of Consideration Transferred

The table below summarizes the preliminary fair value of the acquired assets and assumed liabilities and the goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$910
Other tangible assets assumed	369
Creative relationships	4,252	10 years
Customer relationships	812	2 years
Trade name	362	3 years
Goodwill	4,525
Total assets acquired	11,230
Total liabilities	(1,308)
Net assets acquired	$9,922

Creative Live Inc
Schedule of Fair Value of Consideration Transferred

	Fair value	Amortization period
Cash and cash equivalents	$2,066
Other tangible assets assumed	552
Courses	1,311	2 years
Customer relationships	1,447	2 years
Technology	1,522	4 years
Trade name	557	5 years
Goodwill	5,139
Total assets acquired	12,594
Deferred revenue and other liabilities assumed	(3,262)
Net assets acquired	$9,332

Stoke Talent Ltd
Schedule of Fair Value of Acquired Assets and Assumed Liabilities
The following table summarizes the fair value of the consideration transferred to Stoke shareholders as of the acquisition date:

Cash paid	$93,084
Fair value of contingent consideration	12,258
Fair value of unvested options	313
Total fair value of consideration transferred	$105,655

Schedule of Fair Value of Consideration Transferred
The table below summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

	Fair value	Amortization period
Cash and cash equivalents	$12,278
Other tangible assets assumed	1,160
Developed technology	35,691	7 years
Customer relationships	506	5 years
Trade name	752	6 years
Goodwill	56,367
Total assets acquired	106,754
Total liabilities assumed	(1,099)
Net assets acquired	$105,655